The 10 Largest Holdings
World Technologies Portfolio


                                    Percent                            Value
                             (of net assets)             (as of April 30, 1999)


America Online                     18.74%                         $1,356,124

Amazon.com                          3.57                             258,094

Cisco Systems                       3.15                             228,124

Sterling Commerce                   3.03                             219,187

SDL                                 3.02                             218,499

Legato Systems                      2.79                             202,188

Yahoo!                              2.41                             174,688

VeriSign                            2.38                             172,500

MediaOne Group                      2.25                             163,124

COLT Telecom Group ADR              2.11                             152,749


For further detail about these holdings, please refer to the section entitled "Investments in Securities."

The 10 holdings listed here make up 43.45% of net assets

Fund Facts

Class A -- 6-month performance
(All figures per share)

Net asset value (NAV)

April 30, 1999                                  $ 9.02
Oct. 31, 1998                                   $ 5.41
Increase                                        $ 3.61

Total return*                                  +66.65%**

Class B -- 6-month performance
(All figures per share)

Net asset value (NAV)

April 30, 1999                                  $ 8.85
Oct. 31, 1998                                   $ 5.33
Increase                                        $ 3.52

Total return*                                  +66.03%**

Class Y -- 6-month performance
(All figures per share)

Net asset value (NAV)

April 30, 1999                                  $ 9.02
Oct. 31, 1998                                   $ 5.41
Increase                                        $ 3.61

Total return*                                  +66.65%**


* The prospectus discusses the effect of sales charges, if any, on the various classes.

** The total return is a hypothetical investment in the Fund with all distributions reinvested.


Financial Statements

Statement of assets and liabilities
AXP Innovations Fund

April 30, 1999 (Unaudited)

Assets

Investment in World Technologies Portfolio (Note 1)                                                        $6,332,652
                                                                                                           ----------

Liabilities

Accrued distribution fee                                                                                            4
Accrued administrative services fee                                                                                10
Other accrued expenses                                                                                         24,904
                                                                                                               ------
Total liabilities                                                                                              24,918

Net assets applicable to outstanding capital stock                                                         $6,307,734
                                                                                                           ==========
Represented by

Capital stock-- $.01 par value (Note 1)                                                                        $7,000
Additional paid-in capital                                                                                  3,399,266
Excess of distributions over net investment income                                                            (33,560)
Accumulated net realized gain (loss)                                                                          486,440
Unrealized appreciation (depreciation) on investments                                                       2,448,588
                                                                                                            ---------
Total-- representing net assets applicable to outstanding capital stock                                    $6,307,734
                                                                                                           ==========

Net assets applicable to outstanding shares:           Class A                                             $5,950,399
                                                       Class B                                               $177,020
                                                       Class Y                                               $180,315
Net asset value per share of outstanding capital stock:Class A shares                     660,000               $9.02
                                                       Class B shares                      20,000               $8.85
                                                       Class Y shares                      20,000               $9.02

See accompanying notes to financial statements.



Statement of operations
AXP Innovations Fund

Six months ended April 30, 1999 (Unaudited)

Investment income

Income:
Dividends                                                                                 $2,063
     Less foreign taxes withheld                                                             (68)
                                                                                             ---
Total income                                                                               1,995
                                                                                           -----

Expenses (Note 2):
Expenses allocated from World Technologies Portfolio                                      29,483
Distribution fee-- Class B                                                                   558
Transfer agency fee                                                                           22
Incremental transfer ageny fee
     Class A                                                                                   1
     Class B                                                                                   1
Administrative services fees and expenses                                                  1,588
Registration fees                                                                          2,577
Audit fees                                                                                 2,000
Other                                                                                        524
                                                                                             ---
Total expenses                                                                            36,754
     Less expenses voluntarily reimbursed by AEFC (Note 2)                                (1,129)
                                                                                          ------
Total net expenses                                                                        35,625
                                                                                          ------
Investment income (loss) -- net                                                          (33,630)
                                                                                         -------

Realized and unrealized gain (loss) -- net

Net realized gain (loss) on:
     Security transactions                                                               831,742
     Options contracts written                                                            (1,470)
                                                                                          ------
Net gain (loss) on investments                                                           830,272
Net change in unrealized appreceiation (depreciation) on investments                   1,723,791
                                                                                       ---------
Net gain (loss) on investments                                                         2,554,063
                                                                                       ---------
Net increase (decrease) in net assets resulting from operations                       $2,520,433
                                                                                      ==========

See accompanying notes to financial statements


Statements of changes in net assets
AXP Innovations Fund
                                                                 April 30, 1999              Oct. 31, 1998
                                                                Six months ended               Year ended
                                                                   (Unaudited)

Operations


Investment income (loss)-- net                                       $(33,630)                  $(52,328)
Net realized gain (loss) on investments                               830,272                    (98,943)
Net change in unrealized appreciation (depreciation)
  on investments                                                    1,723,791                    252,692
                                                                    ---------                    -------
Net increase (decrease) in net assets resulting
  from operations                                                   2,520,433                    101,421
Net assets at beginning of period                                   3,787,301                  3,685,880
                                                                    ---------                  ---------
Net assets at end of period                                        $6,307,734                 $3,787,301
                                                                   ==========                 ==========
Undistributed (excess of distributions over)
  net investment income                                              $(33,560)                       $70
                                                                     ========                        ===

See accompanying notes to financial statements.



Notes to Financial Statements

AXP Innovations Fund
(Unaudited as to April 30, 1999)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AXP Innovations Fund (a series of AXP Global Series, Inc.) is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. AXP Global Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board.

The Fund offers Class A, Class B and Class Y shares.

o Class A shares are sold with a front-end sales charge.
o Class B shares may be subject to a contingent deferred sales charge and automatically convert to Class A shares during the ninth calendar year of ownership.
o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, transfer agency fee and service fee (class specific expenses) differs among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Investment in World Technologies Portfolio

The Fund invests all of its assets in World Technologies Portfolio (the Portfolio), a series of World Trust (the Trust), an open-end investment company that has the same objectives as the Fund. World Technologies Portfolio invests in technology common stocks.

The Fund records daily its share of the Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The Fund records its investment in the Portfolio at the value that is equal to the Fund's proportionate ownership interest in the Portfolio's net assets. The percentage of the Portfolio owned by the Fund as of April 30, 1999 was 87.52%. Valuation of securities held by the Portfolio is discussed in Note 1 of the Portfolio's "Notes to financial statements" (included elsewhere in this report).

Use of estimates

Preparing  financial  statements that conform to generally  accepted  accounting
principles   requires   management  to  make  estimates  (e.g.,  on  assets  and
liabilities) that could differ from actual results.

Federal taxes

The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute all of its taxable income to the shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders

An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

Other

As of April 30, 1999, AEFC owned 100% of outstanding shares of AXP Innovations Fund.

2.  EXPENSES AND SALES CHARGES

In addition to the expenses allocated from the Portfolio, the Fund accrues its own expenses as follows:

The Fund has an agreement with AEFC to provide administrative services. Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.06% to 0.035% annually. Additional administrative service expenses paid by the Fund are office expenses, consultants' fees and compensation of officers and employees. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o Class A $19
o Class B $20
o Class Y $17

Under terms of a prior agreement that ended Jan. 31, 1999, the Fund paid a transfer agency fee at an annual rate per shareholder account of $15 for Class A and $16 for Class B. Under terms of a prior agreement that ended March 31, 1999, the Fund paid a transfer agency fee at an annual rate per shareholder account of $15 for Class Y.

The Fund has agreements with American Express Financial Advisors Inc. for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares for distribution services.

Under a Shareholder Service Agreement, the Fund pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of the Fund's average daily net assets attributable to Class A and Class B shares and 0.10% of the Fund's average daily net assets attributable to Class Y shares.

AEFC has agreed to waive certain fees and to absorb certain other of the Fund's expenses until Oct. 31, 1999. Under this agreement, the Fund's total expenses will not exceed 1.35% for Class A, 2.10% for Class B, and 1.35% for Class Y of the Fund's average daily net assets. In addition, for the six months ended April 30, 1999, AEFC further voluntarily agreed to waive certain fees and expenses to 1.33% for Class A, 2.08% for Class B and 1.32% for Class Y.

3.  CAPITAL LOSS CARRYOVER

For federal income tax purposes, the Fund had a capital loss carryover as of Oct. 31, 1998 of $343,832 that, if not offset by subsequent capital gains, will expire in 2005 through 2006. It is unlikely the board will authorize a distribution of any net realized gain for a Fund until its capital loss carryover has been offset or expires.

4.  BANK BORROWINGS

The Fund has a revolving credit agreement with U.S. Bank, N.A., whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables the Fund to participate with other IDS Funds, permits borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. The Fund had no borrowings outstanding during the six months ended April 30, 1999.


5. FINANCIAL HIGHLIGHTS
The table below shows certain important financial information for evaluating the Fund's results.

Fiscal period ended Oct. 31,
Per share income and capital changesa

                                         Class A                            Class B                            Class Y
                                1999b     1998      1997c         1999b      1998     1997c         1999b        1998        1997c
Net asset value,
  beginning of period          $5.41     $5.27     $5.00         $5.33      $5.23    $5.00         $5.41        $5.27       $5.00
Income from investment
  operations:
Net investment income (loss)    (.05)    (.07)     (.06)          (.07)      (.11)    (.09)         (.05)        (.07)       (.06)
Net gains (losses)
  (both realized
  and unrealized)               3.66      .21       .33           3.59        .21      .32          3.66          .21         .33
Total from investment
  operations                    3.61      .14       .27           3.52        .10      .23          3.61          .14         .27
Net asset value,
  end of period                $9.02    $5.41     $5.27          $8.85      $5.33    $5.23         $9.02        $5.41       $5.27

Ratios/supplemental
  data:
Net assets, end of
  period (in thousands)       $5,950   $3,572    $3,476           $177       $107     $105          $180         $108        $105

Ratio of expenses
  to average
  daily net assetsd            1.33%e   1.33%     1.35%e         2.08%e     2.08%    2.10%e        1.32%e       1.33%       1.35%e

Ratio of net investment
  income (loss)
  to average daily
  net assets                  (1.25%)e (1.29%)   (1.26%)e       (2.00%)e   (2.04%)  (2.00%)e      (1.25%)e     (1.29%)     (1.25%)e
Portfolio turnover rate
 (excluding short-term
  securities)                    80%     200%      164%            80%       200%     164%           80%         200%        164%
Total returnf                 66.65%    2.68%     5.38%         66.03%      1.91%    4.62%        66.65%        2.68%       5.38%

a For a share outstanding throughout the period.  Rounded to the nearest cent.
b Six months ended April 30, 1999 (Unaudited).
c Inception date. Period from Nov. 13, 1996 to Oct. 31, 1997.
d AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 1.37%, 1.63% and 2.36% for Class A, 2.12%, 2.38% and 3.11% for Class B and 1.37%, 1.63% and 2.36%
  for class Y for the periods ending 1999, 1998 and 1997, respectively.
e Adjusted to an annual basis.
f Total return does not reflect payment of a sales charge.


Financial Statements

Statement of assets and liabilities
World Technologies Portfolio

April 30, 1999 (Unaudited)

Assets

Investments in securities, at value (Note 1)
      (identified cost $4,157,929)                                             $6,955,731
Cash in bank on demand deposit                                                    173,315
Dividends and accrued interest receivable                                             952
Receivable for investment securities sold                                         113,509
                                                                                  -------
Total assets                                                                    7,243,507
                                                                                ---------

Liabilities

Accrued investment management services fee                                            144
Other accrued expenses                                                              7,956
                                                                                    -----
Total liabilities                                                                   8,100
                                                                                    -----
Net assets                                                                     $7,235,407
                                                                               ==========

See accompanying notes to financial statements.



Statement of operations
World Technologies Portfolio

Six months ended April 30, 1999 (Unaudited)


Investment income

Income:
Dividends                                                                       $2,357
      Less foreign taxes withheld                                                  (78)
                                                                                   ---
Total income                                                                     2,279
                                                                                 -----

Expenses (Note 2):
Investment management services fee                                              21,868
Custodian fees                                                                   5,898
Audit fees                                                                       6,000
Other                                                                            2,041
                                                                                 -----
Total expenses                                                                  35,807
      Earnings credits on cash balances (Note 2)                                (2,122)
                                                                                ------
Total net expenses                                                              33,685
                                                                                ------
Investment income (loss) -- net                                                (31,406)
                                                                               -------


Realized and unrealized gain (loss) -- net

Net realized gain (loss) on:
      Security transactions (Note 3)                                           950,503
      Options contracts written (Note 4)                                        (1,680)
                                                                                ------
Net realized gain (loss) on investments                                        948,823
                                                                               -------
Net change in unrealized appreciation
   (depreciation) on investments                                             1,969,566
                                                                             ---------
Net gain (loss) on investments                                               2,918,389
                                                                             ---------

Net increase (decrease) in net assets
   resulting from operations                                                $2,886,983
                                                                            ==========

See accompanying notes to financial statements.



Financial statements

Statements of changes in net assets
World Technologies Portfolio


                                                                April 30, 1999            Oct. 31, 1998
                                                               Six months ended              Year ended
                                                                 (Unaudited)
Operations

Investment income (loss)-- net                                     $(31,406)                   $(56,345)
Net realized gain (loss) on investments                             948,823                    (112,973)
Net change in unrealized appreciation
  (depreciation) on investments                                   1,969,566                     288,162
                                                                  ---------                     -------
Net increase (decrease) in net assets
  resulting from operations                                       2,886,983                     118,844
Net contributions (withdrawals) from partners                        (9,474)                     (3,049)
                                                                     ------                      ------
Total increase (decrease) in net assets                           2,877,509                     115,795
Net assets at beginning of period                                 4,357,898                   4,242,103
                                                                  ---------                   ---------
Net assets at end of period                                      $7,235,407                  $4,357,898
                                                                 ==========                  ==========


See accompanying notes to financial statements.


Notes to Financial Statements

World Technologies Portfolio
(Unaudited as to April 30, 1999)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

World Technologies Portfolio (the Portfolio) is a series of World Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. World Technologies Portfolio invests in common stocks of companies within the information technology sector. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

The Portfolio's significant accounting policies are summarized below:

Use of estimates

Preparing  financial  statements that conform to generally  accepted  accounting
principles   requires   management  to  make  estimates  (e.g.,  on  assets  and
liabilities) that could differ from actual results.

Valuation of securities

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions

To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Portfolio may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. Futures transactions

To gain exposure to or protect itself from market changes, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete its contract obligations.

Federal taxes

For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. As a "pass-through" entity, the Portfolio therefore does not pay any income dividends or capital gain distributions.

Other

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium and discount, is accrued daily.

2. FEES AND EXPENSES

The Trust, on behalf of the Portfolio, has an Investment Management Services Agreement with AEFC to manage its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.72% to 0.595% annually.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio, and any other expenses properly payable by the Trust or Portfolio and approved by the board.

The Portfolio also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

During the six months ended April 30, 1999, the Portfolio's custodian fees were reduced by $2,122 as a result of earnings credits from overnight cash balances.

According to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the Trust's units.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $4,848,718 and $5,343,077, respectively, for the six months ended April 30, 1999. For the same period, the portfolio turnover rate was 80%. Realized gains and losses are determined on an identified cost basis.

4. OPTIONS CONTRACTS WRITTEN

Contracts and premium amounts associated with options contracts written is as follows:

                         Six months ended April 30, 1999

                                                    Puts
                                            Contracts   Premium
Balance Oct. 31, 1998                           30      $ 8,910
Opened                                          --           --
Closed                                         (30)      (8,910)
                                               ---       ------
Balance April 30, 1999                          --      $    --

See "Summary of significant accounting policies."



Investments in Securities
World Technologies Portfolio
April 30, 1999 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (95.8%)
Issuer                                                     Shares                                 Value(a)

Communications equipment & services (13.6%)
Carrier Access                                          1,200 *(b)                                 $62,325
CMGI                                                      500 *(b)                                 127,281
E-Tek Dynamics                                          2,000 *(b)                                  85,999
Motorola                                                  900                                       72,113
Nokia Oyj ADR Cl A                                      1,000 *(c)                                  74,188
P-COM                                                  10,000 *(b)                                  58,438
Sterling Commerce                                       7,000 *(b)                                 219,187
Tellabs                                                 1,000 *(b)                                 109,562
Yahoo!                                                  1,000 *(b)                                 174,688
Total                                                                                              983,781

Computers-Internet (23.8%)
America Online                                          9,500 *(b)                               1,356,124
At Home Corp Series A                                     500                                       71,969
Excite                                                  1,000 *(b)                                 146,000
Network Solutions Cl A                                  1,000 *(b)                                  77,750
Xoom.com                                                1,000 *(b)                                  70,000
Total                                                                                            1,721,843

Computers & office equipment (22.2%)
Ascend Communications                                   1,000 *(b)                                  96,625
CheckFree Holdings                                      2,000 *(b)                                  96,000
Cisco Systems                                           2,000 *(b)                                 228,124
Citrix Systems                                          1,000 *(b)                                  42,500
Comdisco                                                1,500                                       39,469
Compuware                                               4,000 *(b)                                  97,500
Descartes Systems Group                                10,000 *(b,c)                                63,125
EMC                                                     1,000 *(b)                                 108,938
Equant                                                  1,000 *(b,c)                                89,250
Legato Systems                                          5,000 *(b)                                 202,188
Network Appliance                                       2,000                                      100,625
Pegasus Systems                                         2,000 *(b)                                  93,500
Rational Software                                       4,000 *(b)                                 118,500
VeriSign                                                1,500 *(b)                                 172,500
Visual Networks                                         2,000                                       56,125
Total                                                                                            1,604,969

Electronics (15.9%)
Advanced Energy Inds                                    2,000 *(b)                                  55,375
Altera                                                  1,000 *(b)                                  72,250
Flextronics Intl                                        2,500 *(b)                                 116,719
Intel                                                   2,000                                      122,375
KLA-Tencor                                              1,000 *(b)                                  49,625
RF Micro Devices                                        1,000 *(b)                                  55,875
Sawtek                                                  2,000 *(b)                                  70,500
SDL                                                     2,000                                      218,499
Taiwan Semiconductor Mfg ADR                            2,500 *(b,c)                                60,000
Teradyne                                                2,000 *(b)                                  94,375
Uniphase                                                1,000 *(b)                                 121,375
Vitesse Semiconductor                                   1,500 *(b)                                  69,469
Zoran                                                   5,000 *(b)                                  54,063
Total                                                                                            1,160,500

Leisure time & entertainment (0.7%)
Ticketmaster Online-Citysearch Cl B                     1,500 *(b)                                  47,438

Media (4.8%)
Cablevision Systems Cl A                                  500 *(b)                                  38,688
MediaOne Group                                          2,000 *(b)                                 163,124
Reuters Group ADR                                         900 *(c)                                  73,688
Univision Communications Cl A                           1,200 *(b)                                  69,450
Total                                                                                              344,950

Miscellaneous (1.4%)
Resource America Cl A                                   8,000                                       99,000

Retail (3.6%)
Amazon.com                                              1,500                                      258,094

Utilities -- telephone (9.9%)
AT&T                                                    1,000                                       50,500
Cable & Wireless Communications ADR                     1,000 *(b,c)                                57,000
COLT Telecom Group ADR                                  2,000 *(b,c)                               152,749
Hellenic Telecommunications ADR                        10,000 *(c)                                 119,375
MCI WorldCom                                            1,500 *(b)                                 123,281
RCN                                                     2,000 *(b)                                  97,250
Western Wireless Cl A                                   1,000 *(b)                                  41,063
WinStar Communications                                  1,500 *(b)                                  72,938
Total                                                                                              714,156

Total common stocks
(Cost: $4,133,619)                                                                              $6,934,731

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


Options purchased (0.3%)
Issuer                                  Shares          Exercise            Expiration               Value(a)
                                                           price                  date
Put
United Intl                              2,000               $60             Aug. 1999               $21,000

Total options purchased
(Cost: $24,310)                                                                                      $21,000

Total investments in securities
(Cost: $4,157,929)(d)                                                                             $6,955,731
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

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of April 30, 1999, the value of foreign securities represented 9.53% of net assets.

(d) At April 30, 1999, the cost of securities for federal income tax purposes was approximately $4,158,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                    $2,913,000
Unrealized depreciation                      (115,000)
                                             --------
Net unrealized appreciation                $2,798,000